Property, construction in process and equipment, Assets Held for Sale (Details) - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Assets held for sale [Abstract]
Assets held for sale	$ 2,263,767,616	$ 0
Land - Private unit three and private unit five of the Cancun Complex [Member]
Assets held for sale [Abstract]
Assets held for sale	2,267,767,616
Cumulative revaluation surplus of property, plant and equipment included in OCI	2,050,842,184
Deferred tax relating to cumulative revaluation surplus of property, plant and equipment	615,252,655
Land private unit three of the cancun complex [Member]
Assets held for sale [Abstract]
Assets held for sale	1,159,032,975
Land private unit five of the cancun complex [Member]
Assets held for sale [Abstract]
Assets held for sale	$ 1,104,734,641